Intangible assets - Accumulated impairment losses and amortisation (Details) - EUR (€) € in Thousands	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Changes in Intangible Assets and Goodwill
Net book value	€ 53,549,000	€ 54,009,000
Significant licences | Germany
Changes in Intangible Assets and Goodwill
Net book value	3,564,000	4,208,000
Significant licences | Italy
Changes in Intangible Assets and Goodwill
Net book value	3,429,000	3,683,000
Significant licences | UK
Changes in Intangible Assets and Goodwill
Net book value	1,383,000	1,801,000
Goodwill.
Changes in Intangible Assets and Goodwill
Net book value	31,731,000	31,378,000
Licence and spectrum fees
Changes in Intangible Assets and Goodwill
Net book value	€ 11,485,000	12,331,000
Licence and spectrum fees | Minimum
Intangible assets
Estimated useful lives of finite lived intangible assets (in years)	3 years
Licence and spectrum fees | Maximum
Intangible assets
Estimated useful lives of finite lived intangible assets (in years)	25 years
Computer software
Changes in Intangible Assets and Goodwill
Net book value	€ 5,337,000	5,031,000
Computer software | Minimum
Intangible assets
Estimated useful lives of finite lived intangible assets (in years)	3 years
Computer software | Maximum
Intangible assets
Estimated useful lives of finite lived intangible assets (in years)	5 years
Brands | Minimum
Intangible assets
Estimated useful lives of finite lived intangible assets (in years)	1 year
Brands | Maximum
Intangible assets
Estimated useful lives of finite lived intangible assets (in years)	10 years
Customer bases
Changes in Intangible Assets and Goodwill
Net book value	€ 4,984,000	5,259,000
Customer bases | Minimum
Intangible assets
Estimated useful lives of finite lived intangible assets (in years)	2 years
Customer bases | Maximum
Intangible assets
Estimated useful lives of finite lived intangible assets (in years)	32 years
Others
Changes in Intangible Assets and Goodwill
Net book value	€ 12,000	10,000
Cost
Changes in Intangible Assets and Goodwill
Balance at the beginning of the period	161,046,000	145,565,000
Exchange movements	539,000	(1,548,000)
Arising on acquisition	287,000	17,592,000
Disposal of subsidiaries		(2,196,000)
Additions	3,367,000	4,061,000
Disposals	(1,947,000)	(2,513,000)
Other	207,000	85,000
Balance at the end of the period	163,499,000	161,046,000
Cost | Goodwill.
Changes in Intangible Assets and Goodwill
Balance at the beginning of the period	99,170,000	89,563,000
Exchange movements	107,000	(563,000)
Arising on acquisition	87,000	11,752,000
Disposal of subsidiaries		(1,582,000)
Balance at the end of the period	99,364,000	99,170,000
Cost | Licence and spectrum fees
Changes in Intangible Assets and Goodwill
Balance at the beginning of the period	32,691,000	31,606,000
Exchange movements	234,000	(479,000)
Disposal of subsidiaries		(129,000)
Additions	896,000	1,776,000
Disposals	(293,000)	(83,000)
Balance at the end of the period	33,528,000	32,691,000
Cost | Computer software
Changes in Intangible Assets and Goodwill
Balance at the beginning of the period	16,768,000	17,209,000
Exchange movements	43,000	(196,000)
Arising on acquisition		184,000
Disposal of subsidiaries		(409,000)
Additions	2,462,000	2,278,000
Disposals	(1,651,000)	(2,383,000)
Other	211,000	85,000
Balance at the end of the period	17,833,000	16,768,000
Cost | Customer bases
Changes in Intangible Assets and Goodwill
Balance at the beginning of the period	11,964,000	6,716,000
Exchange movements	144,000	(271,000)
Arising on acquisition	200,000	5,585,000
Disposal of subsidiaries		(66,000)
Additions	1,000
Disposals	(1,000)
Balance at the end of the period	12,308,000	11,964,000
Cost | Others
Changes in Intangible Assets and Goodwill
Balance at the beginning of the period	453,000	471,000
Exchange movements	11,000	(39,000)
Arising on acquisition		71,000
Disposal of subsidiaries		(10,000)
Additions	8,000	7,000
Disposals	(2,000)	(47,000)
Other	(4,000)
Balance at the end of the period	466,000	453,000
Accumulated impairment losses and amortisation
Changes in Intangible Assets and Goodwill
Balance at the beginning of the period	107,037	104,560,000
Exchange movements	241	(825,000)
Impairment		1,685,000
Disposal of subsidiaries		450,000
Amortisation charge for the year	4,421	4,459,000
Disposals	1,937,000	2,471,000
Other	188,000	79,000
Balance at the end of the period	109,950,000	107,037
Accumulated impairment losses and amortisation | Goodwill.
Changes in Intangible Assets and Goodwill
Balance at the beginning of the period	67,792	66,210,000
Exchange movements	(159)	(103,000)
Impairment		1,685,000
Balance at the end of the period	67,633,000	67,792
Accumulated impairment losses and amortisation | Licence and spectrum fees
Changes in Intangible Assets and Goodwill
Balance at the beginning of the period	20,360	19,004,000
Exchange movements	255	(338,000)
Disposal of subsidiaries		69,000
Amortisation charge for the year	1,721	1,833,000
Disposals	293,000	70,000
Balance at the end of the period	22,043,000	20,360
Accumulated impairment losses and amortisation | Computer software
Changes in Intangible Assets and Goodwill
Balance at the beginning of the period	11,737	12,232,000
Exchange movements	3	(119,000)
Disposal of subsidiaries		305,000
Amortisation charge for the year	2,210	2,203,000
Disposals	1,643,000	2,353,000
Other	189,000	79,000
Balance at the end of the period	12,496,000	11,737
Accumulated impairment losses and amortisation | Customer bases
Changes in Intangible Assets and Goodwill
Balance at the beginning of the period	6,705	6,653,000
Exchange movements	131	(231,000)
Disposal of subsidiaries		66,000
Amortisation charge for the year	488	349,000
Balance at the end of the period	7,324,000	6,705
Accumulated impairment losses and amortisation | Others
Changes in Intangible Assets and Goodwill
Balance at the beginning of the period	443	461,000
Exchange movements	11	(34,000)
Disposal of subsidiaries		10,000
Amortisation charge for the year	2	74,000
Disposals	1,000	48,000
Other	(1,000)
Balance at the end of the period	€ 454,000	€ 443